Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Management fees Income [Member] | Rockwell Diamonds Inc [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	$ 0	$ 9	$ 37
Income loss [Member] | Societe des Mines de Loulo SA [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	0	0	0
Income loss [Member] | Societe des Mines de Tongon SA [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	0	0	0
Income loss [Member] | Societe des Mines de Morila [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	3,764	3,522	14,259
Income loss [Member] | Societe des Mines de Gounkoto SA [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	0	0	0
Income loss [Member] | Kibali Goldmines S [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	13,829	43,106	47,555
Income loss [Member] | RAL 1 Limited [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	778	2,319	3,049
Income loss [Member] | RAL 2 Limited [Member]
Disclosure Of Related Party [Line Items]
Revenue from rendering of services, related party transactions	$ 2,595	$ 405	$ 335